EFMT DEPOSITOR LLC abs-15g

Exhibit 99.03 - Schedule 5

Report Pulled:	5/6/2026
Loan Count:	809 / 900
Fields Reviewed	Discrepancy Count	Percentage
Amortization Term in Months	30	3.71%
Appraised Value	25	3.09%
CLTV	20	2.47%
Debt Service Coverage Ratio	320	39.56%
First Payment Due Date	14	1.73%
Loan Purpose	6	0.74%
LTV	38	4.70%
Maturity Date	19	2.35%
Original Qualifying FICO Score	8	0.99%
Origination/Note Date	19	2.35%
Originator Back-End DTI	21	2.60%
Property Type	17	1.89%
Qualifying PITIA	65	8.03%
Subject State	4	0.44%
Subject Street Address	2	0.22%
Subject Zipcode	2	0.22%
The Original Principal and Interest Payment Amount (or Original IO payment)	5	0.62%
Total Reserves	52	6.43%